Derivative financial instruments (Tables)	6 Months Ended
Jun. 30, 2019
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of notional amounts and fair values of derivatives outstanding
Our derivative assets are recorded in other assets and our derivative liabilities are recorded in accounts payable, accrued expenses and other liabilities in our Condensed Consolidated Balance Sheets. The following tables present notional amounts and fair values of derivatives outstanding as of June 30, 2019 and December 31, 2018:

	June 30, 2019		December 31, 2018
	Notional amount (a)	Fair value	Notional amount (a)	Fair value
Derivative assets not designated as accounting hedges:
Interest rate caps	$2,487,500	$7,734	$2,523,500	$32,547
Derivative assets designated as accounting cash flow hedges:
Interest rate swaps	$586,044	$3,498	$1,900,957	$36,558
Total derivative assets		$11,232		$69,105

(a)	The notional amount is reported as nil for caps and swaps where the effective date has not yet commenced.

	June 30, 2019		December 31, 2018
	Notional amount (a)	Fair value	Notional amount (a)	Fair value
Derivative liabilities designated as accounting cash flow hedges:
Interest rate swaps	$3,691,000	$103,778	$1,375,000	$29,321
Total derivative liabilities		$103,778		$29,321

(a)
The notional amount is reported as nil for swaps where the effective date has not yet commenced.

Schedule of income (loss) recorded in comprehensive income
We recorded the following in other comprehensive income related to derivative financial instruments for the three and six months ended June 30, 2019 and 2018:

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018
Gain (Loss)
Effective portion of change in fair market value of derivatives designated as accounting cash flow hedges:
Interest rate swaps	$(66,778)	$7,531	$(107,516)	$32,355
Income tax effect	8,348	(941)	13,440	(4,044)
Net changes in cash flow hedges, net of tax	$(58,430)	$6,590	$(94,076)	$28,311

Schedule of effect of derivatives recorded in interest expense in Consolidated Income Statements	The following table presents the effect of derivatives recorded as reductions to or (increases) in interest expense in our Condensed Consolidated Income Statements for the three and six months ended June 30, 2019 and 2018:

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018
Gain (Loss)
Derivatives not designated as accounting hedges:
Interest rate caps	$(9,821)	$4,515	$(25,708)	$21,055
Reclassification to Condensed Consolidated Income Statements:
Reclassification of amounts previously recorded within AOCI	2,235	—	$6,166	—
Effect from derivatives on interest expense	$(7,586)	$4,515	$(19,542)	$21,055